SHARE BASED COMPENSATION (Yitel Option Plan, Assumptions Used to Estimate Fair Value of Share Options) (Details) (Yitel Option Plan [Member], Stock Options [Member])	Dec. 31, 2012	Jul. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	46.00%	45.00%
Expected term (years)	5	5.5
Risk-free interest rate (per annum)	0.75%	0.79%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	54.00%	56.00%
Expected term (years)	6.5	7
Risk-free interest rate (per annum)	1.11%	1.12%